Right-of-use asset and lease liability - Disclosure of movement in lease liability related to corporate office space lease agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Balance, beginning of year	$ 0
Recognition of office space lease agreement entered into during the year	624
Lease payments made during the year	(39)
Interest expense	12	$ 0
Total lease liability	597	$ 0
Less: current lease liability	(83)
Total non-current lease liability	$ 514